Warrants - Warrant Activity (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants
Balance, beginning (in shares)	2,739,791
Exercised (in shares)	(1,588,756)
Expired (in shares)	(2,912)
Balance, ending (in shares)	1,148,123	2,739,791
Weighted Average Exercise Price
Balance, beginning (in dollars per share)	$ 7
Exercised (in dollars per share)	7.3
Expired (in dollars per share)	8.03
Balance, ending (in dollars per share)	$ 8.01	$ 7
Weighted Average Remaining Contractual Life (in years)
Balance, weighted average remaining contractual life (in years)	1 year 2 months 12 days	4 years 10 months 24 days
Warrants tendered back to the Company (in shares)	613,892